Segment Information - Summary of Financial Information on Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	$ 19,636	$ 4,547
Freight, transportation and distribution	(864)	(537)
Cost of goods sold	(13,380)	(3,316)
Gross margin	5,392	694
Selling expenses	(2,337)	(29)
General and administrative expenses	(539)	(185)
Provincial mining and other taxes	(250)	(146)
Impairment of property, plant and equipment	(1,809)
Other expenses	(43)	(125)
Earnings (loss) before finance costs and income taxes	414	209
Depreciation and amortization	1,592	692
EBITDA	2,006	901
Assets	45,502	16,998
Operating segments [member]
Disclosure of operating segments [line items]
Sales		4,547
Eliminations [member]
Disclosure of operating segments [line items]
Freight, transportation and distribution	73
Net sales	(1,091)	(74)
Cost of goods sold	1,056	74
Gross margin	(35)
Earnings (loss) before finance costs and income taxes	(35)
EBITDA	(35)
Assets	(642)
Third party [member]
Disclosure of operating segments [line items]
Sales	19,636	4,547
Nitrogen [member]
Disclosure of operating segments [line items]
Sales	3,217	1,469
Nitrogen [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	3,217	1,469
Freight, transportation and distribution	(358)	(129)
Net sales	2,859	1,340
Cost of goods sold	(2,079)	(1,084)
Gross margin	780	256
Selling expenses	(32)	(14)
General and administrative expenses	(20)	(4)
Provincial mining and other taxes	(3)
Other expenses	8	(3)
Earnings (loss) before finance costs and income taxes	733	235
Depreciation and amortization	429	203
EBITDA	1,162	438
Assets	10,009	2,577
Nitrogen [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales	566	74
Nitrogen [member] | Third party [member]
Disclosure of operating segments [line items]
Sales	2,651	1,395
Retail [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	12,670
Net sales	12,670
Cost of goods sold	(9,635)
Gross margin	3,035
Selling expenses	(2,303)
General and administrative expenses	(100)
Other expenses	75
Earnings (loss) before finance costs and income taxes	707
Depreciation and amortization	499
EBITDA	1,206
Assets	17,964
Retail [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales	50
Retail [member] | Third party [member]
Disclosure of operating segments [line items]
Sales	12,620
Potash [member]
Disclosure of operating segments [line items]
Sales	3,016	1,868
Potash [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	3,016	1,868
Freight, transportation and distribution	(349)	(235)
Net sales	2,667	1,633
Cost of goods sold	(1,183)	(829)
Gross margin	1,484	804
Selling expenses	(14)	(7)
General and administrative expenses	(10)	(7)
Provincial mining and other taxes	(244)	(146)
Impairment of property, plant and equipment	(1,809)
Other expenses	(14)	(19)
Earnings (loss) before finance costs and income taxes	(607)	625
Depreciation and amortization	404	232
EBITDA	(203)	857
Assets	11,710	9,756
Potash [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales	220
Potash [member] | Third party [member]
Disclosure of operating segments [line items]
Sales	2,796	1,868
Phosphate and Sulfate [member]
Disclosure of operating segments [line items]
Sales	1,897	1,284
Impairment of property, plant and equipment		305
Phosphate and Sulfate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	1,897	1,284
Freight, transportation and distribution	(230)	(173)
Net sales	1,667	1,111
Cost of goods sold	(1,539)	(1,477)
Gross margin	128	(366)
Selling expenses	(10)	(6)
General and administrative expenses	(9)	(4)
Provincial mining and other taxes	(1)
Other expenses	(6)	(4)
Earnings (loss) before finance costs and income taxes	102	(380)
Depreciation and amortization	206	220
EBITDA	308	(160)
Assets	2,783	1,938
Phosphate and Sulfate [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales	328
Phosphate and Sulfate [member] | Third party [member]
Disclosure of operating segments [line items]
Sales	1,569	1,284
Others [member]
Disclosure of operating segments [line items]
Selling expenses	22	(2)
General and administrative expenses	(400)	(170)
Provincial mining and other taxes	(2)
Other expenses	(106)	(99)
Earnings (loss) before finance costs and income taxes	(486)	(271)
Depreciation and amortization	54	37
EBITDA	(432)	(234)
Assets	$ 3,678	$ 2,727